SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 13:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Revenues:

1.	Classified by geographical destination:
	Year ended December 31,
	2013	2012	2011

North America	$1,687	$3,850	$3,242
Europe	4,044	2,970	6,371
Asia (Excluding Philippines)	435	1,534	2,821
Philippines	3,173	1,292	1,440
South America (Excluding Brazil)	4,579	2,848	2,308
Brazil	5,469	1,896	5,234
Other	1,095	1,396	571

	$20,482	$15,786	$21,987

2.
Major customers:

In 2013, the Company had two customers in the Philippines and Brazil that amounted $3,173 and $2,182, respectively, of the total consolidated revenues. During 2012 and 2011, the Company did not have any customer that amounted to more than 10% of the total respective consolidated revenues.

3.	Substantially all of the Company's long-lived assets are located in Israel.

b.	Financial expenses, net:
	Years ended December 31,
	2013	2012	2011

Financial Income	$49	$15	$20

	49	15	20

Financial expenses:
Interest and bank charges	(117)	(108)	(74)
Foreign currency translation different, net	(223)	(221)	(330)

	(340)	(329)	(404)

Financial expenses, net	$(291)	$(314)	$(384)